ASSETS HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2019
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Major items of assets and liabilities reclassified as held for sale, table
The following is a summary of the major items of assets and liabilities classified as held for sale as at June 30, 2019:

(MILLIONS)	Jun 30, 2019	Dec 31, 2018
Assets
Cash and cash equivalents	$16	$8
Restricted cash	31	47
Trade receivables and other current assets	19	28
Property, plant and equipment	478	749
Goodwill	—	22
Other long-term assets	67	66
Assets held for sale	$611	$920
Liabilities
Current liabilities	$19	$23
Long-term debt	238	360
Other long-term liabilities	93	150
Liabilities directly associated with assets held for sale	$350	$533